Total Revenues, Net Sales and Gross Profit by Product Line (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Total revenues		$ 3,965,594,000	$ 3,818,749,000	$ 3,539,570,000
Net sales		3,721,428,000	3,576,767,000	3,268,116,000
Gross profit (loss)		971,940,000	911,738,000	726,920,000
Interproduct revenues / sales
Product Information [Line Items]
Total revenues	[1]	(263,984,000)	(247,112,000)	(189,671,000)
Net sales	[1]	(263,984,000)	(247,112,000)	(189,671,000)
Corporate
Product Information [Line Items]
Gross profit (loss)		6,910,000	(8,501,000)	(4,165,000)
Building Materials Business | Operating Segments
Product Information [Line Items]
Total revenues		3,695,603,000	3,561,691,000	3,293,691,000
Net sales		3,473,357,000	3,338,766,000	3,040,608,000
Gross profit (loss)		875,631,000	830,636,000	652,028,000
Magnesia Specialties | Operating Segments
Product Information [Line Items]
Total revenues		269,991,000	257,058,000	245,879,000
Net sales		248,071,000	238,001,000	227,508,000
Gross profit (loss)		89,399,000	89,603,000	79,057,000
Aggregates | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues		2,341,540,000	2,267,574,000	2,120,245,000
Net sales		2,137,225,000	2,060,876,000	1,896,143,000
Gross profit (loss)		601,968,000	558,318,000	470,688,000
Ready Mixed Concrete | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues		936,979,000	903,803,000	657,831,000
Net sales		936,062,000	902,635,000	656,531,000
Gross profit (loss)		91,670,000	99,042,000	42,110,000
Asphalt and Paving | Interproduct revenues / sales
Product Information [Line Items]
Total revenues			83,500,000	61,400,000
Net sales			83,500,000	61,400,000
Asphalt and Paving | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	[1]	296,956,000	261,612,000	229,561,000
Net sales	[1]	292,529,000	257,922,000	222,223,000
Gross profit (loss)		64,680,000	53,075,000	35,417,000
Cement | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues		384,112,000	375,814,000	475,725,000
Net sales		371,525,000	364,445,000	455,382,000
Gross profit (loss)		$ 117,313,000	$ 120,201,000	$ 103,813,000

[1]	2016 and 2015 amounts have been revised to reflect the elimination of $83,500,000 and $61,400,000, respectively, of asphalt sales to the paving operations within that product line.